Schedule of sendas result as discontinued operation of cash flow statement and income statement (Details) - BRL (R$)	5 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net operating revenue		R$ 51,291,000,000	R$ 51,253,000,000	R$ 28,838,000,000
Net income before income tax and social contribution		369,000,000	1,901,000,000	(368,000,000)
Income tax and social contribution		594,000,000	(662,000,000)	95,000,000
Net income for the year		960,000,000	2,326,000,000	836,000,000
Cash flow provided by (used in) operating activities		2,728,000,000	4,742,000,000	1,135,000,000
Net cash provided by (used in) investing activities		(77,000,000)	(4,291,000,000)	(3,266,000,000)
Net cash provided by (used in) financing activities		(2,743,000,000)	(281,000,000)	1,894,000,000
Cash variation in the period		(92,000,000)	170,000,000	(237,000,000)
Other results from discontinued operations			84
Net income from discontinued operations presented in the consolidated income statement of the Company		(3,000,000)	1,087,000,000	1,109,000,000
Participation of non-controlling shareholders				32,000,000
Discontinued operations [member] | Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 10,527,000,000
Net income before income tax and social contribution	169,000,000
Income tax and social contribution	(119,000,000)
Net income for the year	50,000,000			50,000,000
Cash flow provided by (used in) operating activities	(2,640,000,000)
Net cash provided by (used in) investing activities	(234,000,000)
Net cash provided by (used in) financing activities	(651,000,000)
Cash variation in the period	R$ (3,525,000,000)
Discontinued operations [member] | Sendas [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			35,950,000,000	27,806,000,000
Net income before income tax and social contribution			1,315,000,000	1,128,000,000
Income tax and social contribution			(312,000,000)	(367,000,000)
Net income for the year			1,003,000,000	761,000,000
Cash flow provided by (used in) operating activities			4,191,000,000	(5,560,000,000)
Net cash provided by (used in) investing activities			(695,000,000)	(965,000,000)
Net cash provided by (used in) financing activities			(1,827,000,000)	6,986,000,000
Cash variation in the period			1,669,000,000	461,000,000
Other results from discontinued operations		(3,000,000)	84,000,000	(100,000,000)
Gain on the sale of discontinued operations (note 12.4)				398,000,000
Net income from discontinued operations presented in the consolidated income statement of the Company		(3,000,000)	1,087,000,000	1,109,000,000
Controlling shareholders of the Company		(3,000,000)	R$ 1,087,000,000	1,077,000,000
Participation of non-controlling shareholders				R$ 32,000,000